Cover	Mar. 02, 2021
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Freedom Acquisition I Corp. (the “Company”) is filing this Amendment No. 2 on Form 8-K/A (the “Amendment”) to amend and restate the Company’s audited balance sheet as of March 2, 2021 that had been filed with the Company’s Current Report on Form 8-K originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 9, 2021, as amended by Amendment No. 1 on Form 8-K/A filed with the SEC on May 28, 2021 (the “Original 8-K”). The audited balance sheet is being restated to reflect the classification of all of the Company’s Class A ordinary shares as temporary equity in accordance with Accounting Standards Codification (“ASC”) 480-10-S99. The Company had previously classified a portion of its Class A ordinary shares as permanent equity. On November 19, 2021, the Audit Committee of the Board of Directors of the Company concluded, after discussion with the Company’s management, that the Company’s audited balance sheet as of March 2, 2021 filed as Exhibit 99.1 to the Original 8-K should no longer be relied upon due to the aforementioned changes required to reclassify the Class A ordinary shares as temporary equity to align with ASC 480-10-S99. The Audit Committee of Board of Directors of the Company discussed with the Company’s independent accountants and are in agreement with the matters as disclosed in this Amendment. The correction of the aforementioned classification of the Class A ordinary shares as temporary equity is reflected in Exhibit 99.1 included with this Amendment. The Company does not expect any of the above changes will have any impact on its cash position and cash held in the trust account. The Company’s controls over financial reporting did not provide for the proper classification of the Class A ordinary shares within the Company’s financial statements. As such, this represented a material weakness in the Company’s internal controls. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original 8-K. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original 8-K and does not modify or update the disclosures therein, except as specifically identified above. Among other things, forward-looking statements made in the Original 8-K have not been revised to reflect events, results or developments that occurred or facts that became known to the Company after the date of the Original 8-K, other than as described herein, and such forward-looking statements should be read in conjunction with the Company’s filings with the SEC.
Document Period End Date	Mar. 02, 2021
Entity File Number	001-40117
Entity Registrant Name	FREEDOM ACQUISITION I CORP.
Entity Central Index Key	0001838987
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1798
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	FACT
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FACT WS
Security Exchange Name	NYSE
Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-fourth of one redeemable warrant
Trading Symbol	FACT.U
Security Exchange Name	NYSE